Consolidated statements of financial position - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 1,657	$ 5,241
Trade and other receivables	3,897	3,899
Other assets	591	1,632
Total current assets	6,145	10,772
Non-current assets:
Other receivables	40	43
Intangibles	15,400	17,269
Total non-current assets	15,440	17,312
Total assets	21,585	28,084
Current liabilities
Trade and other payables	15,067	4,329
Other financial liabilities	6,478	8,599
Borrowings	634	1,796
Employee benefits	365	690
Contingent consideration	3,253	750
Total current liabilities	25,797	7,565
Non-Current liabilities
Deferred tax	2,018	2,289
Employee benefits	35	59
Contingent consideration	3,752	6,121
Total non-current liabilities	5,805	8,469
Total liabilities	31,602	16,034
Equity:
Contributed equity	101,638	97,452
Reserves	3,475	3,681
Accumulated losses	(115,130)	(89,083)
Total equity	(10,017)	12,050
Total liabilities and shareholders' (deficit) / equity	$ 21,585	$ 28,084